CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock	Additional paid-in capital	Accumulated other comprehensive loss	Retained earnings	Total
Balance at Dec. 31, 2011	$ 1,096	$ 545,884	$ (456,105)	$ 351,660	$ 442,535
Balance (in shares) at Dec. 31, 2011	109,564
Increase (Decrease) in Stockholders' Equity
Net Income/(Loss)				(105,204)	(105,204)
Net movement in other comprehensive income			102,834		102,834
Issuance of common stock (in shares)	40
Stock compensation		139			139
Balance at Dec. 31, 2012	1,096	546,023	(353,271)	246,456	440,304
Balance (in shares) at Dec. 31, 2012	109,604
Increase (Decrease) in Stockholders' Equity
Net Income/(Loss)				37,523	37,523
Net movement in other comprehensive income			120,574		120,574
Issuance of common stock	1	(1)
Issuance of common stock (in shares)	49
Stock compensation		75			75
Balance at Dec. 31, 2013	1,097	546,097	(232,697)	283,979	598,476
Balance (in shares) at Dec. 31, 2013	109,653
Increase (Decrease) in Stockholders' Equity
Net Income/(Loss)				(3,920)	(3,920)
Net movement in other comprehensive income			92,955		92,955
Issuance of common stock (in shares)	16
Stock compensation		638			638
Balance at Dec. 31, 2014	$ 1,097	$ 546,735	$ (139,742)	$ 280,059	$ 688,149
Balance (in shares) at Dec. 31, 2014	109,669